Schedule of supplemental schedule of cash paid for income taxes (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Effective Income Tax Rate Reconciliation [Line Items]
Total cash paid during the period for income taxes	$ 87,793	$ 29,525	$ 33,239
Income Tax Jurisdiction, Domestic Federal [Member]
Effective Income Tax Rate Reconciliation [Line Items]
Total cash paid during the period for income taxes
Income Tax Jurisdiction, Domestic State and Local [Member]
Effective Income Tax Rate Reconciliation [Line Items]
Total cash paid during the period for income taxes	27,341	13,110	7,022
Income Tax Jurisdiction, Foreign [Member]
Effective Income Tax Rate Reconciliation [Line Items]
Total cash paid during the period for income taxes	$ 60,452	$ 16,415	$ 26,217